Bankers acceptance notes payable (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Bankers acceptance notes payable	$ 7,167,600	$ 7,196,598
Bankers acceptance notes payable issued by Bank of China, for six months (7/8/2014 - 1/8/2015), repaid in full in 2015
Bankers acceptance notes payable	1,140,300	0
Bankers acceptance notes payable issued by Bank of China, for six months (7/9/2014 - 1/9/2015), repaid in full in 2015
Bankers acceptance notes payable	1,140,300	0
Bankers acceptance notes payable issued by Bank of China, for six months (11/11/2014 - 5/10/2015)
Bankers acceptance notes payable	1,140,300	0
Bankers acceptance notes payable issued by Bank of China, for six months (11/12/2014 - 5/11/2015)
Bankers acceptance notes payable	1,140,300	0
Bankers acceptance notes payable issued by Bank of China, for six months (11/13/2014 - 5/12/2015)
Bankers acceptance notes payable	2,606,400	0
Bankers acceptance notes payable issued by Bank of China, for six months (7/15/2013 - 1/15/2014), repaid in full in 2014
Bankers acceptance notes payable	0	1,144,913
Bankers acceptance notes payable issued by Bank of China, for six months (7/16/2013 - 1/16/2014), repaid in full in 2014
Bankers acceptance notes payable	0	1,144,913
Bankers acceptance notes payable issued by Bank of China, for six months (11/21/2013 - 5/20/2014), repaid in full in 2014
Bankers acceptance notes payable	0	2,289,827
Bankers acceptance notes payable issued by Bank of China, for six months (11/26/2013 - 5/25/2014), repaid in full in 2014
Bankers acceptance notes payable	$ 0	$ 2,616,945